Schedule of condensed consolidated statement of income and cash flow (Details) $ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Jun. 30, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Right-of-use Assets And Operating Lease Liabilities
Amortization charge of right-of use assets	$ 467	$ 3,664	$ 6,824	$ 879	$ 6,824	$ 5,410
Right-of-use assets obtained in exchange for operating lease liabilities	289	2,274		2,260	17,604
Interest on lease liabilities	35	274	60	47	368	313	$ 469
Cash paid for operating leases	$ 473	$ 3,715	$ 6,935	$ 893	$ 6,935	$ 6,301